Contents of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2020
Contents Of Significant Accounts [Line Items]
Cash and Cash Equivalents
(1)	Cash and Cash Equivalents

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand and petty cash	$6,074	$5,765
Checking and savings accounts	26,384,925	20,163,007
Time deposits	59,966,481	66,939,601
Repurchase agreements collateralized by government bonds and corporate notes	9,134,997	6,939,663
Total	$95,492,477	$94,048,036

Aging Analysis of Accounts Receivables

Aging analysis of accounts receivable:

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Neither past due	$21,924,797	$23,801,905
Past due:
≤ 30 days	2,364,311	2,730,865
31 to 60 days	204,791	95,398
61 to 90 days	85,131	13,258
91 to 120 days	138,788	23,774
≥ 121 days	1,418,475	635,239
Subtotal	4,211,496	3,498,534
Total	$26,136,293	$27,300,439

Movement of Loss Allowance

Movement of loss allowance for accounts receivable:

	For the years ended December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance	$48,152	$621,410
Net recognize (reversal) for the period	573,258	(415,326)
Ending balance	$621,410	$206,084

Inventories, Net
(4)	Inventories, Net

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$5,102,571	$5,507,002
Supplies and spare parts	3,548,376	4,290,672
Work in process	11,309,718	11,872,971
Finished goods	1,754,137	881,841
Total	$21,714,802	$22,552,486

Summary of Fair Value of Each Investment in Equity Instrument

The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2019	2020
		NT$	NT$
		(In Thousands)	(In Thousands)
Common stock	SILICON INTEGRATED SYSTEMS CORP.	961,898	2,039,645
Common stock	UNIMICRON HOLDING LIMITED	795,795	722,122
Common stock	UNIMICRON TECHNOLOGY CORP. (Please refer to Note 6(6))	8,237,712	—
Common stock	ITE TECH. INC.	616,333	950,674
Common stock	NOVATEK MICROELECTRONICS CORP.	3,601,365	6,068,053
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.	334,635	575,505
Preferred stock	MTIC HOLDINGS PTE. LTD.	175,494	170,145

Summary of Income Recognized in Profit or Loss from Equity Instruments Designated as Fair Value Through Other Comprehensive Income
b.	Dividend income recognized in profit or loss from equity instruments designated as fair value through other comprehensive income were listed below:

	For the years ended December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Held at end of period	$365,052	$286,795
Derecognized during the period	—	—
Total	$365,052	$286,795

Summary of Disposed and Derecognized Certain Investments Designated as Fair Value Through Other Comprehensive Income
c.

In consideration of the Company’s investment strategy, the Company disposed and derecognized certain investments designated as fair value through other comprehensive income. Details on derecognition of such investments for the years ended December 31, 2019 and 2020 were as follows:

	For the years ended December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Fair value on the date of disposal	$2,348,454	$9,012,450
Cumulative gains (losses) reclassified to retained earnings due to derecognition	$(551,903)	$1,825,365

Details of Investments Accounted for Under the Equity Method
(6)	Investments Accounted for Under the Equity Method
a.	Details of investments accounted for under the equity method is as follows:

	As of December 31,
	2019		2020
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
FARADAY TECHNOLOGY CORP. (FARADAY) (Note A)	$1,473,028	13.78	$1,583,971	13.78
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) (Note B)	—	—	9,072,632	13.36
CLIENTRON CORP. (CLIENTRON) (Note C)	276,515	21.90	—	—
Unlisted companies
MTIC HOLDINGS PTE. LTD.	18,157	45.44	26,966	45.44
PURIUMFIL INC.	7,164	44.45	6,206	44.45
UNITECH CAPITAL INC.	642,660	42.00	823,185	42.00
TRIKNIGHT CAPITAL CORPORATION	2,281,631	40.00	2,481,874	40.00
HSUN CHIEH INVESTMENT CO., LTD.	1,686,502	36.49	2,312,698	36.49
HSUN CHIEH CAPITAL CORP.	122,060	30.00	195,675	40.00
YANN YUAN INVESTMENT CO., LTD.	2,761,821	30.87	3,554,979	30.87
UNITED LED CORPORATION HONG KONG LIMITED	121,973	25.14	96,026	25.14
VSENSE CO., LTD.	592	25.90	941	23.98
TRANSLINK CAPITAL PARTNERS I, L.P. (Note D)	172,414	10.38	174,985	10.38
WINAICO IMMOBILIEN GMBH (Note E)	—	44.78	—	—
Total	$9,564,517		$20,330,138

Note A:

Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that the Company obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors.

Note B:

Beginning from June 2020, the Company accounts for its investment in UNIMICRON as an associate given the fact that the Company obtained the ability to exercise significant influence over UNIMICRON through representation on its Board of Directors. UNIMICRON was previously measured at fair value through other comprehensive income and reclassified as investments accounted for under the equity method. Cumulative fair value changes that was previously recognized in other comprehensive income up to reclassification date was reclassified to retained earnings in the current period.

Note C:

In April 2020, the Company disposed of the ownership of shares of CLIENTRON and reclassified the investment as financial assets at fair value through profit or loss due to loss of significant influence over it.

Note D:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.
Note E:	WINAICO IMMOBILIEN GMBH was a joint venture to the Company disposed in December 2020.

Property, Plant and Equipment
(8)	Property, Plant and Equipment

2019

a. Assets Used by the Company:

Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$861,487	$35,681,733	$853,481,220	$66,355	$6,736,916	$53,449	$10,550,763	$907,431,923
Additions	—	—	—	—	—	—	14,579,988	14,579,988
Disposals	—	(4,637)	(8,122,361)	(3,563)	(196,487)	(6,180)	(27,758)	(8,360,986)
Disposal of a subsidiary	—	—	(161,781)	—	—	—	—	(161,781)
Acquisition of a subsidiary	871,700	3,087,585	6,704,236	9	54,978	8,372	739,663	11,466,543
Transfers and reclassifications	—	211,285	20,723,346	3,557	285,891	11,712	(20,179,970)	1,055,821
Exchange effect	(41,064)	(538,378)	(7,077,088)	(449)	(39,174)	(1,470)	(79,170)	(7,776,793)
As of December 31, 2019	$1,692,123	$38,437,588	$865,547,572	$65,909	$6,842,124	$65,883	$5,583,516	$918,234,715

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$—	$17,549,256	$714,286,307	$45,434	$5,112,684	$49,580	$5,949	$737,049,210
Depreciation	—	1,542,864	44,307,925	6,105	488,216	2,441	—	46,347,551
Impairment loss	—	—	84,974	—	—	—	—	84,974
Disposals	—	(4,624)	(8,105,713)	(3,563)	(195,766)	(5,371)	(5,949)	(8,320,986)
Disposal of a subsidiary	—	—	(127,455)	—	—	—	—	(127,455)
Transfers and reclassifications	—	—	66,682	—	(325)	514	—	66,871
Exchange effect	—	(136,976)	(4,789,755)	(182)	(21,375)	(1,017)	—	(4,949,305)
As of December 31, 2019	$—	$18,950,520	$745,722,965	$47,794	$5,383,434	$46,147	$—	$770,150,860
Net carrying amount:
As of December 31, 2019	$1,692,123	$19,487,068	$119,824,607	$18,115	$1,458,690	$19,736	$5,583,516	$148,083,855

b. Assets Subject to Operating Leases:

Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$452,915	$2,624,569	$207,285	$1,319,985	$4,604,754
Disposals	—	(623)	—	(317)	(940)
Acquisition of a subsidiary	7,051	24,024	—	—	31,075
Transfers and reclassifications	—	—	(81,872)	3,213	(78,659)
Exchange effect	(331)	(10,699)	—	(7,701)	(18,731)
As of December 31, 2019	$459,635	$2,637,271	$125,413	$1,315,180	$4,537,499

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$—	$915,988	$188,881	$1,036,003	$2,140,872
Depreciation	—	106,250	3,827	70,708	180,785
Disposals	—	(334)	—	(317)	(651)
Transfers and reclassifications	—	—	(67,295)	10	(67,285)
Exchange effect	—	(2,868)	—	(3,595)	(6,463)
As of December 31, 2019	$—	$1,019,036	$125,413	$1,102,809	$2,247,258
Net carrying amount:
As of December 31, 2019	$459,635	$1,618,235	$—	$212,371	$2,290,241

2020

a. Assets Used by the Company:

Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$1,692,123	$38,437,588	$865,547,572	$65,909	$6,842,124	$65,883	$5,583,516	$918,234,715
Additions	—	—	—	—	—	—	26,420,747	26,420,747
Disposals	—	(1,316,833)	(5,305,744)	(10,856)	(169,716)	—	(12,938)	(6,816,087)
Transfers and reclassifications	—	109,586	17,142,065	—	246,622	62	(15,528,464)	1,969,871
Exchange effect	(1,510)	27,169	(5,814,568)	(155)	(10,252)	(2,171)	66,435	(5,735,052)
As of December 31, 2020	$1,690,613	$37,257,510	$871,569,325	$54,898	$6,908,778	$63,774	$16,529,296	$934,074,194

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$—	$18,950,520	$745,722,965	$47,794	$5,383,434	$46,147	$—	$770,150,860
Depreciation	—	1,688,455	43,089,767	5,334	513,055	7,894	—	45,304,505
Disposals	—	(788,342)	(5,301,373)	(10,412)	(169,680)	—	—	(6,269,807)
Transfers and reclassifications	—	—	—	—	1,082	(1,924)	—	(842)
Exchange effect	—	655	(5,824,014)	16	(12,552)	(2,154)	—	(5,838,049)
As of December 31, 2020	$—	$19,851,288	$777,687,345	$42,732	$5,715,339	$49,963	$—	$803,346,667
Net carrying amount:
As of December 31, 2020	$1,690,613	$17,406,222	$93,881,980	$12,166	$1,193,439	$13,811	$16,529,296	$130,727,527

b. Assets Subject to Operating Leases:

Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$459,635	$2,637,271	$125,413	$1,315,180	$4,537,499
Disposals	—	(179,132)	—	—	(179,132)
Exchange effect	(13)	(6,828)	—	453	(6,388)
As of December 31, 2020	$459,622	$2,451,311	$125,413	$1,315,633	$4,351,979

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$—	$1,019,036	$125,413	$1,102,809	$2,247,258
Depreciation	—	100,454	—	69,425	169,879
Disposals	—	(107,240)	—	—	(107,240)
Exchange effect	—	(4,705)	—	(349)	(5,054)
As of December 31, 2020	$—	$1,007,545	$125,413	$1,171,885	$2,304,843
Net carrying amount:
As of December 31, 2020	$459,622	$1,443,766	$—	$143,748	$2,047,136

Disclosure Of Detailed Information About Lease Right Of Use Assets Explanatory

a. The Company as a lessee

(a) Right-of-use Assets

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Land (including land use right)	$5,700,136	$5,146,342
Buildings	473,558	352,119
Machinery and equipment	2,092,924	2,227,035
Transportation equipment	12,019	12,252
Other equipment	12,880	10,294
Net	$8,291,517	$7,748,042

	For the years ended December 31,
	2019	2020
	NT$	NT$
Depreciation	(In Thousands)	(In Thousands)
Land (including land use right)	$366,827	$333,402
Buildings	87,572	120,111
Machinery and equipment	180,115	223,120
Transportation equipment	6,001	8,145
Other equipment	4,030	4,531
Total	$644,545	$689,309

i. For the years ended December 31, 2019 and 2020, the Company’s addition to right-of-use assets amounted to NT$264 million and NT$567 million, respectively.

ii.Please refer to Note 8 for right-of-use assets pledged as collateral.

(b) Lease Liabilities

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Current	$569,957	$550,147
Noncurrent	5,461,068	5,026,717
Total	$6,031,025	$5,576,864

Please refer to Note 6(23) for the interest expenses on the lease liabilities.

Intangible Assets
(10)	Intangible Assets

2019

Cost:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$15,012	$1,125,804	$4,511,629	$3,190,116	$8,842,561
Additions	—	1,666,599	806,915	851,679	3,325,193
Write-off	—	(383,745)	(953,128)	(638,815)	(1,975,688)
Disposal of a subsidiary	—	—	—	(93)	(93)
Acquisition of a subsidiary	—	964,903	198,181	155,670	1,318,754
Reclassifications	—	53,661	—	—	53,661
Exchange effect	—	(80,074)	(380,092)	(10,551)	(470,717)
As of December 31, 2019	$15,012	$3,347,148	$4,183,505	$3,548,006	$11,093,671

Accumulated Amortization and Impairment:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$—	$601,649	$2,843,411	$2,405,697	$5,850,757
Amortization	—	760,010	531,790	874,810	2,166,610
Impairment loss	7,398	—	—	—	7,398
Write-off	—	(383,745)	(953,128)	(638,815)	(1,975,688)
Disposal of a subsidiary	—	—	—	(93)	(93)
Reclassifications	—	414	—	—	414
Exchange effect	—	(27,152)	(122,850)	(3,972)	(153,974)
As of December 31, 2019	$7,398	$951,176	$2,299,223	$2,637,627	$5,895,424
Net carrying amount:
As of December 31, 2019	$7,614	$2,395,972	$1,884,282	$910,379	$5,198,247

 2020

Cost:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$15,012	$3,347,148	$4,183,505	$3,548,006	$11,093,671
Additions	—	1,201,288	212,269	862,063	2,275,620
Write-off	—	(312,411)	(11,023)	(915,703)	(1,239,137)
Reclassifications	—	(3,808)	—	—	(3,808)
Exchange effect	—	32,341	145,714	2,886	180,941
As of December 31, 2020	$15,012	$4,264,558	$4,530,465	$3,497,252	$12,307,287

Accumulated Amortization and Impairment:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$7,398	$951,176	$2,299,223	$2,637,627	$5,895,424
Amortization	—	1,363,607	536,953	810,225	2,710,785
Write-off	—	(312,411)	(11,023)	(915,703)	(1,239,137)
Reclassifications	—	841	—	—	841
Exchange effect	—	31,815	26,884	2,762	61,461
As of December 31, 2020	$7,398	$2,035,028	$2,852,037	$2,534,911	$7,429,374
Net carrying amount:
As of December 31, 2020	$7,614	$2,229,530	$1,678,428	$962,341	$4,877,913

Amortization Amounts of Intangible Assets

The amortization amounts of intangible assets is as follows:

	For the years ended December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$827,596	$866,497
Operating expenses	$1,339,014	$1,844,288

Details of Loans
(11)	Short-Term Loans

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$8,080,200	$11,057,132
Unsecured other loans	3,935,006	—
Total	$12,015,206	$11,057,132

	For the years ended December 31,
	2018	2019	2020
Interest rates applied	0.00%~4.55%	0.00%~4.55%	0.00%~4.05%

Financial Liabilities at Fair Value Through Profit or Loss, Current
(12)	Financial Liabilities at Fair Value through Profit or Loss, Current

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Forward contracts	$—	$2,326

Bonds Payable
(13)	Bonds Payable

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$21,200,000	$18,700,000
Unsecured convertible bonds payable	17,729,293	—
Less: Discounts on bonds payable	(147,877)	(9,616)
Total	38,781,416	18,690,384
Less: Current portion	(20,093,825)	(1,999,910)
Net	$18,687,591	$16,690,474

Summary of Terms and Conditions of Bonds

a.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds are as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Seven-year	In mid-March 2013	NT$2,500 million	1.50%	Interest was paid annually and the principal was fully repaid in March 2020.
Seven-year	In mid-June 2014	NT$2,000 million	1.70%	Interest will be paid annually and the principal will be repayable in June 2021 upon maturity.
Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.
Five-year	In late March 2017	NT$6,200 million	1.15%	Interest will be paid annually and the principal will be repayable in March 2022 upon maturity.
Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.
Five-year	In early October 2017	NT$2,000 million	0.94%	Interest will be paid annually and the principal will be repayable in October 2022 upon maturity.
Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.

Defined Benefit Plan Recognized on the Consolidated Balance Sheets
iii.	The defined benefit plan recognized on the consolidated balance sheets is as follows:

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Present value of the defined benefit obligation	$(5,411,069)	$(5,561,999)
Fair value of plan assets	1,385,696	1,399,345
Funded status	(4,025,373)	(4,162,654)
Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(4,025,373)	$(4,162,654)

Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets
iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2019	2020
Cash	21%	16%
Equity instruments	45%	48%
Debt instruments	24%	25%
Others	10%	11%

Principal Underlying Actuarial Assumptions
v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2019	2020
Discount rate	0.67%	0.29%
Rate of future salary increase	3.50%	3.50%

Expected Future Benefit Payments
vi.	Expected future benefit payments is as follows:

Year	As of December 31, 2020
NT$
(In Thousands)
2021	$300,260
2022	329,681
2023	348,862
2024	387,002
2025	423,810
2026 and thereafter	3,910,413
Total	$5,700,028

Sensitivity Analysis
vii.	Sensitivity analysis:

As of December 31, 2019
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Decrease (increase) in defined benefit obligation	$235,666	$(251,131)	$(215,694)	$205,388

As of December 31, 2020
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Decrease (increase) in defined benefit obligation	$226,798	$—	$(204,390)	$195,078

Deferred Government Grants
(16)	Deferred Government Grants

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance	$17,480,904	$13,551,553
Arising during the period	617,685	578,844
Recorded in profit or loss:
Other operating income	(4,062,148)	(3,994,818)
Exchange effect	(484,888)	71,530
Ending balance	$13,551,553	$10,207,109
Current	$3,780,579	$3,836,211
Noncurrent	9,770,974	6,370,898
Total	$13,551,553	$10,207,109

Summary of Refund Liabilities
(17)	Refund Liabilities (classified under other current liabilities)

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Refund liabilities	$2,078,075	$1,252,451

Purpose for Repurchase and Changes in Treasury Stock
i.

UMC carried out a treasury stock program and repurchased its shares from the centralized securities exchange market. The purpose for the repurchase and changes in treasury stock during the years ended December 31, 2019 and 2020 were as follows:

For the year ended December 31, 2019

(In thousands of shares)

Purpose	As of January 1, 2019	Increase	Decrease	As of December 31, 2019
For transfer to employees	200,000	—	200,000	—
To maintain UMC’s credit and stockholders’ rights and interests	280,000	220,000	500,000	—
	480,000	220,000	700,000	—

For the year ended December 31, 2020

(In thousands of shares)

Purpose	As of January 1, 2020	Increase	Decrease	As of December 31, 2020
For transfer to employees	—	105,000	105,000	—

Details of Distribution	The details of appropriation are as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2019	2020	2019	2020
Legal reserve	$963,947	$3,197,890
Special reserve	(3,491,626)	(2,857,666)
Cash dividends	9,765,155	19,875,842	$0.75	$1.60

Non-controlling Interests
d.	Non-controlling interests:

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Beginning balance	$956,808	$466,768	$410,065
Impact of retroactive applications of IFRS 15	1,597	—	—
Adjusted balance as of January 1	958,405	466,768	410,065
Attributable to non-controlling interests:
Net loss	(4,429,938)	(3,578,847)	(2,009,077)
Other comprehensive income (loss)	(103,894)	(15,213)	126,653
Disposal of subsidiaries	(7,074)	—	(51,565)
The differences between the fair value of the consideration paid or received from acquiring or disposing subsidiaries and the carrying amounts of the subsidiaries	—	—	106,879
Changes in subsidiaries’ ownership	(278,613)	24,740	(10,331)
Non-controlling interests	—	—	(551,608)
Derecognition of the non-controlling interests	4,327,882	3,512,617	2,092,340
Ending balance	$466,768	$410,065	$113,356

Summary of Disaggregation of Revenue by Product
a.	Disaggregation of revenue
i.	By product

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Wafer	$142,550,304	$142,625,019	$169,885,201
Others	8,702,267	5,576,622	6,935,713
Total	$151,252,571	$148,201,641	$176,820,914

Summary of Balances of Contract Assets and Contract Liabilities
b.	Contract balances
i.	Contract assets, current

	As of January 1,	As of December 31,
	2019	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$486,184	$599,491	$625,222
Less: Loss allowance	(393,974)	(385,248)	(367,381)
Net	$92,210	$214,243	$257,841
ii.	Contract liabilities

	As of January 1,	As of December 31,
	2019	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$932,371	$1,470,195	$2,497,469
Current	$932,371	$988,115	$2,040,989
Noncurrent	—	482,080	456,480
Total	$932,371	$1,470,195	$2,497,469

Employee Benefit, Depreciation and Amortization Expenses

The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2018			2019			2020
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)
Employee benefit expenses
Salaries	$17,694,175	$7,780,063	$25,474,238	$17,109,432	$7,712,792	$24,822,224	$20,367,325	$9,412,151	$29,779,476
Labor and health insurance	882,671	376,556	1,259,227	911,037	395,571	1,306,608	1,061,848	452,848	1,514,696
Pension	1,065,176	342,565	1,407,741	1,066,877	361,281	1,428,158	1,138,429	379,298	1,517,727
Other employee Benefit expenses	289,395	111,734	401,129	303,358	124,631	427,989	274,838	121,858	396,696
Depreciation	47,086,993	2,689,314	49,776,307	45,068,673	1,841,954	46,910,627	43,969,732	1,926,226	45,895,958
Amortization	880,967	1,219,163	2,100,130	848,214	1,368,440	2,216,654	895,732	1,848,651	2,744,383

Details of Distribution of Employees' Compensation and Directors' Compensation	The details of distribution are as follows:

	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation – Cash	$1,400,835	$1,132,952	$2,581,675
Directors’ compensation	7,624	10,259	32,369

Net Other Operating Income and Expenses
(22)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Government grants	$5,220,746	$5,366,907	$5,179,643
Rental income from property	199,505	200,351	198,860
Gain on disposal of property, plant and equipment	136,743	43,036	1,137,320
Impairment loss
Property, plant and equipment	—	(84,974)	—
Goodwill	—	(7,398)	—
Others	(440,110)	(335,760)	(261,933)
Total	$5,116,884	$5,182,162	$6,253,890

Non-Operating Income and Expenses
(23)	Non-Operating Income and Expenses
a.	Other gains and losses

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss	$(1,167,735)	$1,279,931	$2,011,403
Impairment loss
Investments accounted for under the equity method	(46,225)	(25,762)	—
Loss on disposal of investments	(19,286)	(16,293)	(91,070)
Others	104,956	(71,147)	(1,871,567)
Total	$(1,128,290)	$1,166,729	$48,766

The Company recognized the losses for the charges brought by the U.S. Department of Justice regarding allegation of conspiracy to engage in theft of trade secrets.  Please refer to Note 9(6).

b.	Finance costs

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$710,663	$672,902	$377,193
Bank loans	1,782,544	1,808,633	1,417,028
Lease liabilities (Note)	—	178,112	154,730
Others	275,465	274,168	55,467
Financial expenses	82,553	63,828	69,015
Total	$2,851,225	$2,997,643	$2,073,433

Components of Other Comprehensive Income (Loss)
(24)	Components of Other Comprehensive Income (Loss)

	For the year ended December 31, 2018
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(55,060)	$—	$(55,060)	$32,647	$(22,413)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	1,454,018	—	1,454,018	(419,198)	1,034,820
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	(2,572)	—	(2,572)	514	(2,058)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(103,319)	—	(103,319)	27,741	(75,578)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(47,417)	408	(47,009)	(28,845)	(75,854)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(11,069)	(12,897)	(23,966)	659	(23,307)
Total other comprehensive income (loss)	$1,234,581	$(12,489)	$1,222,092	$(386,482)	$835,610

	For the year ended December 31, 2019
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$106,403	$—	$106,403	$(21,281)	$85,122
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,486,209	—	5,486,209	(394,695)	5,091,514
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	899,025	—	899,025	(41,643)	857,382
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(3,292,023)	14,085	(3,277,938)	14,949	(3,262,989)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	8,799	6,594	15,393	(8,843)	6,550
Total other comprehensive income (loss)	$3,208,413	$20,679	$3,229,092	$(451,513)	$2,777,579

	For the year ended December 31, 2020
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(192,581)	$—	$(192,581)	$38,516	$(154,065)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	4,815,361	—	4,815,361	(134,887)	4,680,474
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	883,508	—	883,508	(115,048)	768,460
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(2,917,361)	(2,919)	(2,920,280)	38,541	(2,881,739)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	37,474	22,843	60,317	7,372	67,689
Total other comprehensive income (loss)	$2,626,401	$19,924	$2,646,325	$(165,506)	$2,480,819

Major Components of Income Tax Expense
a.	The major components of income tax expense (benefit) for the years ended December 31, 2018, 2019 and 2020 were as follows:
i.	Income tax expense (benefit) recorded in profit or loss

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$(264,909)	$772,795	$2,346,937
Adjustments in respect of current income tax of prior periods	(899,219)	(1,033,780)	(1,140,060)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	1,350,028	465,530	49,035
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	(335,367)	231,971	683,080
Deferred income tax related to changes in tax rates	(842,123)	—	—
Adjustment of prior year’s deferred income tax	(2,744)	121,189	(246,173)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(135,543)	(327,359)	(1,736)
Income tax expense (benefit) recorded in profit or loss	$(1,129,877)	$230,346	$1,691,083

ii.	Income tax related to components of other comprehensive income (loss)
(i)	Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Remeasurements of defined benefit pension plans	$11,012	$(21,281)	$38,516
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(24,969)	(394,695)	(134,887)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	514	—	—
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	18,045	(41,643)	(115,048)
Deferred income tax related to changes in tax rates	(362,898)	—	—
Income tax related to items that will not be reclassified subsequently to profit or loss	$(358,296)	$(457,619)	$(211,419)

(ii)	Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$(24,339)	$14,949	$38,541
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	1,847	(8,843)	7,372
Deferred income tax related to changes in tax rates	(5,694)	—	—
Income tax related to items that may be reclassified subsequently to profit or loss	$(28,186)	$6,106	$45,913

(iii)	Deferred income tax charged directly to equity

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Recognize (reversal) of temporary difference arising from initial recognition of the equity component of the compound financial instrument	$—	$(45)	$3,691
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	(414)	(532)	(91)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	—	(514)	—
Deferred income tax related to changes in tax rates	(57,140)	—	—
Income tax recognized directly to equity	$(57,554)	$(1,091)	$3,600

Reconciliation Between Income Tax Expense and Income Before Tax at UMC's Applicable Tax Rate
b.	A reconciliation between income tax expense (benefit) and income before tax at UMC’s applicable tax rate was as follows:

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$2,117,920	$4,806,596	$22,542,750
At UMC’s statutory income tax rate	423,584	961,319	4,508,550
Adjustments in respect of current income tax of prior periods	(899,219)	(1,033,780)	(1,140,060)
Net changes in loss carry-forward and investment tax credits	2,239,058	2,387,922	447,570
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	49,625	(169,568)	(505,537)
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(451,589)	(1,778,820)	(2,500,688)
Investment gain	(886,546)	(270,610)	(431,501)
Dividend income	(112,810)	(139,093)	(130,672)
Others	140,278	110,991	32,268
Basic tax	—	3,215	2,803
Estimated income tax on unappropriated earnings	(849,328)	150,401	1,087,216
Deferred income tax related to changes in tax rates	(842,123)	—	—
Effect of different tax rates applicable to UMC and its subsidiaries	(118,404)	(102,608)	(191,687)
Taxes withheld in other jurisdictions	48,291	19,749	25,193
Others	129,306	91,228	487,628
Income tax expense (benefit) recorded in profit or loss	$(1,129,877)	$230,346	$1,691,083

Significant Components of Deferred Income Tax Assets and Liabilities
c.	Significant components of deferred income tax assets and liabilities are as follows:

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$1,658,688	$2,116,855
Loss carry-forward	1,310,300	685,531
Pension	800,734	828,410
Refund liabilities	339,185	240,165
Allowance for inventory valuation losses	628,725	595,910
Investment loss	486,537	389,743
Unrealized profit on intercompany sales	1,568,645	1,348,202
Others	770,543	461,160
Total deferred income tax assets	7,563,357	6,665,976
Deferred income tax liabilities
Unrealized exchange gain	(565,175)	(559,334)
Depreciation	(550,772)	(156,000)
Investment gain	(702,547)	(933,038)
Convertible bond option	(69,484)	—
Amortizable assets	(321,459)	(316,049)
Others	(11,793)	(687)
Total deferred income tax liabilities	(2,221,230)	(1,965,108)
Net deferred income tax assets	$5,342,127	$4,700,868

Movement of Deferred Tax
d.	Movement of deferred tax

	For the years ended December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance as of January 1	$4,816,287	$5,342,127
Impact of retroactive applications of IFRS 16	93	—
Adjusted balance as of January 1	4,816,380	5,342,127
Acquisition from business combinations	1,542,895	—
Amounts recognized in profit or loss during the period	(491,331)	(484,206)
Amounts recognized in other comprehensive income	(451,513)	(165,506)
Amounts recognized in equity	(1,091)	3,600
Exchange adjustments	(73,213)	4,853
Balance as of December 31	$5,342,127	$4,700,868

Earnings Per Share
(26)	Earnings Per Share
a.	Earnings per share-basic

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$7,677,735	$8,155,097	$22,860,744
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,889,723	11,565,068	11,850,052
Earnings per share-basic (NTD)	$0.65	$0.71	$1.93

b.	Earnings per share-diluted

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$7,677,735	$8,155,097	$22,860,744
Effect of dilution
Unsecured convertible bonds	283,349	289,121	69,019
Income attributable to stockholders of the parent	$7,961,084	$8,444,218	$22,929,763
Weighted-average number of common stocks for basic earnings per share (thousand shares)	11,889,723	11,565,068	11,850,052
Effect of dilution
Restricted stocks for employees	—	—	30,911
Employees’ compensation	137,511	90,047	65,657
Unsecured convertible bonds	1,243,599	1,295,729	303,630
Weighted-average number of common stocks after dilution (thousand shares)	13,270,833	12,950,844	12,250,250
Earnings per share-diluted (NTD)	$0.60	$0.65	$1.87

Reconciliation of Liabilities Arising from Financing Activities
(27)	Reconciliation of Liabilities Arising from Financing Activities

For the year ended December 31, 2018

	As of		Non-cash changes		As of
	December 31,		Foreign	Others	December 31,
Items	2017	Cash Flows	exchange	(Note A)	2018
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$25,445,540	$(12,288,248)	$(292,466)	$238,982	$13,103,808
Long-term loans (current portion included)	32,165,336	(1,880,197)	556,777	(15,701)	30,826,215
Bonds payable (current portion included)	48,517,631	(7,500,000)	—	360,551	41,378,182
Guarantee deposits (current portion included)	564,576	88,131	13,086	—	665,793
Other financial liabilities-noncurrent (Note B)	20,486,119	—	(456,551)	380,787	20,410,355

For the year ended December 31, 2019

	As of		Non-cash changes		As of
	December 31,		Foreign	Others	December 31,
Items	2018	Cash Flows	exchange	(Note A)	2019
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$13,103,808	$(993,723)	$(368,507)	$273,628	$12,015,206
Long-term loans (current portion included)	30,826,215	3,876,991	(802,975)	1,843	33,902,074
Bonds payable (current portion included)	41,378,182	(2,500,000)	—	(96,766)	38,781,416
Guarantee deposits (current portion included)	665,793	252,269	(2,021)	(619,347)	296,694
Lease liabilities	6,006,457	(633,488)	(78,432)	736,488	6,031,025
				(Note C)
Other financial liabilities-noncurrent (Note B)	20,410,355	—	(698,127)	381,213	20,093,441

For the year ended December 31, 2020

	As of		Non-cash changes		As of
	December 31,		Foreign	Others	December 31,
Items	2019	Cash Flows	exchange	(Note A)	2020
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$12,015,206	$(933,392)	$(75,751)	$51,069	$11,057,132
Long-term loans (current portion included)	33,902,074	136,920	(972,888)	—	33,066,106
Bonds payable (current portion included)	38,781,416	(13,702,875)	—	(6,388,157)	18,690,384
				(Note D)
Guarantee deposits (current portion included)	296,694	(59,819)	(883)	—	235,992
Lease liabilities	6,031,025	(726,626)	(10,036)	282,501	5,576,864
Other financial liabilities-noncurrent (Note B)	20,093,441	—	281,219	371,964	20,746,624

Note A:	Other non-cash changes mainly consisted of discount amortization measured by the effective interest method.
Note B:	Please refer to Note 9(5) for more details on other financial liabilities-noncurrent.
Note C:	Including the impact from acquisition of a subsidiary.
Note D:	Please refer to Note 6(13) for the Company’s convertible bonds.

Summary of detailed information about business combination

NT$
(In Thousands)
Consideration Transferred:
Cash	$15,711,370
Fair value of previously held equity interest immediately before acquisition	2,303,988
Gains or losses on hedging instruments	2,572
Total	$18,017,930
Cash flows analysis of acquisition:
Cash Consideration	$15,711,370
Net cash acquired from the subsidiary	(2,910,389)
Net cash outflows from acquisition	$12,800,981

The fair value of the identifiable assets and liabilities of USJC as of the date of acquisition were:

Fair value recognized on the acquisition date
NT$
(In Thousands)
Assets
Cash and cash equivalents	$2,910,389
Accounts receivable	3,561,827
Inventories	2,428,616
Property, plant and equipment	11,497,618
Right-of-use assets	479,547
Intangible assets	1,318,754
Deferred tax assets	1,563,553
Others	230,431
23,990,735
Liabilities
Accounts payable	(3,170,323)
Other payables and payables on equipment	(1,962,119)
Lease liabilities	(479,547)
Others	(189,231)
(5,801,220)
Total identifiable net assets	$18,189,515
Gain on bargain purchase:
Consideration transferred	$18,017,930
Less: Fair value of identifiable net assets	(18,189,515)
Bargain purchase gain	$(171,585)

Other Current Assets
(7)	Other current assets

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Time deposits with original maturities of over three months to a year	$2,353,066	$14,305,779
Others	6,850,327	2,945,390
Total	$9,203,393	$17,251,169

Summary of Assumptions Used for Compensation Cost for Cash-settled Share-based Payment Measured at Fair Value on Grant Date by using Black-Scholes Option Pricing Model

The compensation cost for the cash-settled share-based payment was measured at fair value on the grant date by using Black-Scholes Option Pricing Model and will be remeasured at the end of each reporting period until settlement.  The assumptions used are as below:

As of December 31, 2020
Share price of measurement date (NT$/ per share)	$47.15
Expected volatility	33.71%~37.64%
Expected life	1.67~3.67 years
Expected dividend yield	4.73%
Risk-free interest rate	0.14%~0.19%

Summary of Disaggregation of Revenue by Geography
ii.	By geography

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Taiwan	$55,092,681	$53,966,435	$65,003,509
Singapore	24,820,196	23,979,343	26,054,856
China (includes Hong Kong)	18,504,881	19,115,188	22,629,388
Japan	5,896,313	9,855,772	15,363,352
USA	23,555,105	19,957,615	24,546,963
Europe	12,527,894	6,900,339	6,416,235
Others	10,855,501	14,426,949	16,806,611
Total	$151,252,571	$148,201,641	$176,820,914

Summary of Disaggregation of Revenue by Operating Segments
iii.	By operating segments

	For the year ended December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$151,023,932	$247,929	$151,271,861	$(19,290)	$151,252,571
The timing of revenue recognition:
At a point in time	$146,247,350	$247,929	$146,495,279	$(19,290)	$146,475,989
Over time	4,776,582	—	4,776,582	—	4,776,582
Total	$151,023,932	$247,929	$151,271,861	$(19,290)	$151,252,571

	For the year ended December 31, 2019
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$148,123,306	$78,335	$148,201,641	$—	$148,201,641
The timing of revenue recognition:
At a point in time	$146,978,700	$78,335	$147,057,035	$—	$147,057,035
Over time	1,144,606	—	1,144,606	—	1,144,606
Total	$148,123,306	$78,335	$148,201,641	$—	$148,201,641

	For the year ended December 31, 2020
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$176,810,702	$14,893	$176,825,595	$(4,681)	$176,820,914
The timing of revenue recognition:
At a point in time	$174,481,824	$14,893	$174,496,717	$(4,681)	$174,492,036
Over time	2,328,878	—	2,328,878	—	2,328,878
Total	$176,810,702	$14,893	$176,825,595	$(4,681)	$176,820,914

UNISTARS CORP. [member]
Contents Of Significant Accounts [Line Items]
Summary of Derecognized Assets and Liabilities
a.	Derecognized assets and liabilities mainly consisted of:

NT$
(In Thousands)
Assets
Cash and cash equivalents	$14,430
Notes and accounts receivable	18,239
Inventories	46,717
Property, plant and equipment	45,515
Others	2,365
127,266
Liabilities
Short-term loans	(34,313)
Payables	(29,309)
Current portion of long-term liabilities	(11,899)
Long-term loans	(5,502)
Others	(2,872)
(83,895)
Net assets of the subsidiary deconsolidated	$43,371

Summary of Consideration Received and Gain (Loss) Recognized
b.	Consideration received and loss recognized from the transaction:

NT$
(In Thousands)
Cash received	$4,617
Less: Net assets of the subsidiary deconsolidated	(43,371)
Add: Non-controlling interests	7,074
Less: Goodwill	(176)
Loss on disposal of subsidiary	$(31,856)

Summary of Net Cash Outflow Arising from Deconsolidation of the Subsidiary
c.	Analysis of net cash outflow arising from deconsolidation of the subsidiary:

NT$
(In Thousands)
Cash received	$4,617
Net cash of subsidiary derecognized	(14,430)
Net cash outflow from deconsolidation	$(9,813)

NEXPOWER TECHNOLOGY CORP. (NEXPOWER) [member]
Contents Of Significant Accounts [Line Items]
Summary of Derecognized Assets and Liabilities
a.	Derecognized assets and liabilities mainly consisted of:

NT$
(In Thousands)
Assets
Cash and cash equivalents	$776,586
Other current assets	18
776,604
Liabilities
Other payables	(194)
(194)
Net assets of the subsidiary deconsolidated	$776,410

Summary of Consideration Received and Gain (Loss) Recognized
b.	Consideration received and gain recognized from the deconsolidation:

NT$
(In Thousands)
Receivable from liquidation consideration (Note A)	$724,845
Less: Net assets of the subsidiary deconsolidated	(776,410)
Add: Non-controlling interests	51,565
Other comprehensive income from equity reclassified to profit or loss due to derecognition	4,061
Gain on deconsolidation (Note B)	$4,061

Note A:	NEXPOWER was deconsolidated when the control was lost. The company has not received liquidation consideration.
Note B:	Gain on deconsolidation for the year ended December 31, 2020 was recognized as other gains and losses in the consolidated statement of comprehensive income.

Summary of Net Cash Outflow Arising from Deconsolidation of the Subsidiary
c.	Analysis of net cash outflow arising from deconsolidation of the subsidiary:

NT$
(In Thousands)
Cash received	$—
Net cash of subsidiary derecognized	(776,586)
Net cash outflow from deconsolidation	$(776,586)

Unused tax credits [member]
Contents Of Significant Accounts [Line Items]
Unused Tax Credits and Losses
g.	The information of the unused tax loss carry-forward for which no deferred income tax assets have been recognized is as follows:

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Expiry period
1-5 years	$38,708,327	$40,910,279
6-10 years	9,588,002	2,674,422
Total	$48,296,329	$43,584,701

Present value of defined benefit obligation [member]
Contents Of Significant Accounts [Line Items]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Defined benefit obligation at beginning of year	$(5,620,509)	$(5,411,069)
Items recognized as profit or loss:
Service cost	(21,043)	(13,090)
Interest cost	(51,146)	(36,254)
Subtotal	(72,189)	(49,344)
Remeasurements recognized in other comprehensive income (loss):
Arising from changes in financial assumptions	(114,976)	(173,615)
Experience adjustments	180,095	(70,461)
Subtotal	65,119	(244,076)
Benefits paid	216,510	142,490
Defined benefit obligation at end of year	$(5,411,069)	$(5,561,999)

Plan assets [member]
Contents Of Significant Accounts [Line Items]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance of fair value of plan assets	$1,453,335	$1,385,696
Items recognized as profit or loss:
Interest income on plan assets	13,225	9,284
Contribution by employer	94,362	95,360
Benefits paid	(216,510)	(142,490)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	41,284	51,495
Fair value of plan assets at end of year	$1,385,696	$1,399,345

More than 1 year [member]
Contents Of Significant Accounts [Line Items]
Details of Loans

a. Details of long-term loans as of December 31, 2019 and 2020 were as follows:

	As of December 31,
Lenders	2019	2020	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$3,827	$1,640	Effective July 3, 2017 to July 5, 2021. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Mega International Commercial Bank (2)	10,380	19,464	Effective October 24, 2019 to October 24, 2024. Interest- only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	1,288	—	Effective August 10, 2015 to August 10, 2020. Interest- only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	71,351	59,459	Effective October 19, 2015 to October 19, 2025. Interest-only payment for the first year. Principal is repaid in 37 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	29,896	21,146	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4)	—	56,000	Repayable monthly from September 13, 2020 to August 13, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (5)	—	28,965	Repayable monthly from November 29, 2020 to August 29, 2025 with monthly interest payments.
Secured Syndicated Loans from China Development Bank and 6 others (Note A)	26,892,457	22,236,343	Effective October 20, 2016 to October 20, 2024. Interest- only payment for the first and the second year. Principal is repaid in 13 semi-annual payments with semi-annual interest payments.
Unsecured Long-Term Loan from ICBC Bank	1,744,975	1,702,589	Effective September 20, 2019 to September 9, 2021, Interest-only payment for the semi-annually year. Principal is repaid in 4 semi-annual payments with quarterly interest payments.
Unsecured Long-Term Loan from CTBC Bank	747,900	—	Settlement beforehand on September 28, 2020 with monthly interest payments.
Unsecured Long-Term Loan from Xiamen Bank	—	440,500

Effective November 24, 2020 to May 24, 2022.  Interest-

   only payment for the first semi-annually year.  The

   principal will be repaid semi-annually of RMB 0.1 million

   and the remaining principal will be repaid once at

   maturity, and the interest will be paid monthly.

Unsecured Long-Term Loan from Bank of Taiwan	—	2,000,000	Effective March 10, 2022 to December 10, 2024. Principal is repaid in 12 quarterly payments with monthly interest payments.
Unsecured Long-Term Loan from Taiwan Cooperative Bank	—	2,000,000	Effective May 5, 2023 to May 5, 2025. Principal is repaid in 9 quarterly payments with monthly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank (Note B)	2,000,000	1,500,000	Repayable semi-annually from October 16, 2020 to April 16, 2022 with monthly interest payments.
Unsecured Revolving Loan from Taipei Fubon Bank (Note C)	—	700,000	Repayable annually from August 9, 2021 to August 9, 2023 with monthly interest payments.
Unsecured Revolving Loan from Chang Hwa Commercial Bank (Note D)	2,400,000	1,000,000	Repayable quarterly from October 27, 2021 to October 27, 2022 with monthly interest payments.
Unsecured Revolving Loan from KGI Bank (Note E)	—	1,000,000	Repayable annually from December 11, 2021 to December 11, 2023 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (Note F)	—	300,000	Settlement due on May 15, 2025 with monthly interest payments.
Subtotal	33,902,074	33,066,106
Less: Current portion	(4,701,775)	(24,985,168)
Total	$29,200,299	$8,080,938

	For the years ended December 31,
	2018	2019	2020
Interest rates applied	0.99%~5.56%	0.55%~5.56%	0.84%~4.67%

Note A:

USCXM, the subsidiary of UMC failed to comply with the loan covenant to maintain its financial ratio at certain level and therefore the loan is reclassified to current liabilities.  USCXM has notified the bank and executed the exemption application process.  The exemption has been obtained as of April 21, 2021.

Note B:

UMC entered into a 5-year loan agreement with Mega International Commercial Bank, effective from October 17, 2016. The agreement offered UMC a revolving line of credit of NT$3 billion. This line of credit will be reduced starting from the end of the two years and six months after the first use and every six months thereafter, with a total of six adjustments. The expiration date of the agreement is April 16, 2022. As of December 31, 2019 and 2020, the unused line of credit were NT$0.5 billion and nil, respectively.

Note C:

UMC entered into a 5-year loan agreement with Taipei Fubon Bank, effective from February 9, 2018.  The agreement offered UMC a revolving line of credit of NT$2 billion.  This line of credit will be reduced starting from the end of the two years after the first use and every twelve months thereafter, with a total of four adjustments.  The expiration date of the agreement is August 9, 2023.  As of December 31, 2019 and 2020, the unused line of credit were NT$2 billion and NT$0.8 billion, respectively.

Note D:

UMC entered into a 5-year loan agreement with Chang Hwa Commercial Bank, effective from November 2, 2016. The agreement offered UMC a revolving line of credit of NT$3 billion. This line of credit will be reduced starting from the end of the third year after the first use and every three months thereafter, with a total of nine adjustments. The expiration date of the agreement is October 27, 2022. As of December 31, 2019 and 2020, the unused line of credit were NT$0.6 billion and NT$1.7 billion, respectively.

Note E:

UMC entered into a 5-year loan agreement with KGI Commercial Bank, effective from September 11, 2018.  The agreement offered UMC a revolving line of credit of NT$2.5 billion.  This line of credit will be reduced starting from the end of the second year after the first use and every twelve months thereafter, with a total of four adjustments.  The expiration date of the agreement is December 11, 2023.  As of December 31, 2019 and 2020, the unused line of credit were NT$2.5 billion and NT$1 billion, respectively.

Note F:

First Commercial Bank approved the 1-year credit loan on December 30, 2019, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to December 30, 2020.  As of December 31, 2019 and 2020, the unused line of credit were NT$2 billion and nil, respectively.

Aggregated individually immaterial associates [member]
Contents Of Significant Accounts [Line Items]
Aggregate Amount of the Company's Share of its Individually Immaterial Associates
i.	The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method is as follows:

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Profit (loss) from continuing operations	$(616,665)	$115,329	$1,300,263
Other comprehensive income (loss)	(82,871)	873,308	973,946
Total comprehensive income (loss)	$(699,536)	$988,637	$2,274,209

Trade receivables [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(3)	Accounts Receivable, Net

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Accounts receivable	$26,136,293	$27,300,439
Less: loss allowance	(621,410)	(206,084)
Net	$25,514,883	$27,094,355

Financial assets at fair value through profit or loss [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks	$8,381,085	$9,654,682
Preferred stocks	3,299,419	3,299,004
Funds	2,195,524	2,674,476
Convertible bonds	145,445	412,175
Forward contracts	—	2,384
Total	$14,021,473	$16,042,721
Current	$722,794	$1,216,634
Noncurrent	13,298,679	14,826,087
Total	$14,021,473	$16,042,721

Financial assets at fair value through other comprehensive income [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(5)	Financial Assets at Fair Value through Other Comprehensive Income, Non-Current

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Equity instruments
Common stocks	$14,547,738	$10,355,999
Preferred stocks	175,494	170,145
Total	$14,723,232	$10,526,144